SIGNIFICANT TRANSACTIONS - Sale of Deodar (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments in subsidiaries
Reclassification of foreign currency translation reserve			$ 19.0	$ 454.0	$ 19.0	$ 454.0
Non-current assets
Other non-current assets	[1]		169.0		169.0		$ 203.0
Current assets
Other current assets			226.0		226.0		216.0
Total assets			10,269.0		10,269.0		9,215.0
Non-current liabilities
Other liabilities			$ 16.0		$ 16.0		18.0
Sale and leaseback of Deodar
Investments in subsidiaries
Sale consideration		$ (562.5)					548.0
Carrying amount of net assets at disposal							(200.0)
Gain on sale before reclassification of foreign currency translation reserve and sale and lease back implication							348.0
Right of use assets recognized		333.0					333.0
Lease liabilities recognized		(633.0)					(633.0)
Reclassification of foreign currency translation reserve		454.0					454.0
Gain on disposal		300.0					502.0
Deferred tax asset, net		109.0					109.0
Cash and cash equivalents in subsidiary disposed							$ 7.0
Non-current assets
Property and equipment		92.0
Goodwill		58.0
Deferred tax assets		65.0
Other non-current assets		1.0
Current assets
Trade and other receivables		357.0
Other current assets		65.0
Total assets		638.0
Non-current liabilities
Debt and derivatives		27.0
Other liabilities		9.0
Current liabilities
Trade and other payables		388.0
Debt and derivatives		14.0
Total liabilities disposed		$ 438.0

[1]	Certain prior period comparatives have been reclassified to conform with the current year presentation.